Basis of preparation and statement of compliance - Significant Investments In Subsidiaries (Details) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€) entity
General principles and statement of compliance
Number of entities being consolidated | entity	2
Inventiva Inc.
General principles and statement of compliance
Percent of ownership interest	100.00%
Non-controlling interests | €	€ 0